S000075390 [Member] Average Annual Total Returns	12 Months Ended	41 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets ex-China IMI (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.42%	15.41%
Performance Inception Date		Jul. 29, 2022
Class I
Prospectus [Line Items]
Average Annual Return, Percent	28.18%	16.88%
Performance Inception Date		Jul. 29, 2022
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.50%	16.37%
Performance Inception Date		Jul. 29, 2022
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.76%	13.35%
Performance Inception Date		Jul. 29, 2022
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	28.25%	16.96%
Performance Inception Date		Jul. 29, 2022